Income Taxes - Unrecognised Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	$ 1,790	$ 1,592	$ 1,507
Deferred tax assets	0	4	4
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	501	470	477
- utilisation required within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	48	0	0
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	187	48	0
- utilisation required between two and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	300	333	321
- utilisation required between five and twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	1,229	1,210	1,185
- utilisation in excess of twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	$ 26	$ 1	$ 1